Financial Instruments - Maximum Level of Exposure to Credit Risk (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Credit risk
Maximum exposure to credit risk	€ 1,196,532	€ 3,008,902
Non-current financial assets
Credit risk
Maximum exposure to credit risk	198,157	138,930
Other current financial assets
Credit risk
Maximum exposure to credit risk	11,118	1,728,926
Trade receivables
Credit risk
Maximum exposure to credit risk	383,233	369,797
Other receivables
Credit risk
Maximum exposure to credit risk	24,377	29,267
Cash and cash equivalents
Credit risk
Maximum exposure to credit risk	579,647	741,982
Trade and other receivables
Credit risk
Maximum exposure to credit risk	407,610	399,064
Trade and other receivables | Spain
Credit risk
Maximum exposure to credit risk	62,358	58,363
Trade and other receivables | Rest of European Union
Credit risk
Maximum exposure to credit risk	84,962	44,887
Trade and other receivables | United States
Credit risk
Maximum exposure to credit risk	157,395	171,345
Trade and other receivables | Other European countries
Credit risk
Maximum exposure to credit risk	10,525	13,485
Trade and other receivables | Other regions
Credit risk
Maximum exposure to credit risk	€ 92,370	€ 110,984